Business Combinations - Narrative, PRA Acquisition (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2021 Employee $ / shares shares	Dec. 31, 2022 USD ($) Employee	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of employees | Employee	38,000	41,100
Transaction and one time financing costs		$ 0	$ 75,391	$ 0
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Transaction and integration related (Note 6)		39,700	198,300
Acquisition related costs		800	57,100
Transaction and one time financing costs			$ 86,700
Gross debt issuance costs		$ 76,200